Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following disclosures provide information on the compensation of our CEO and other NEOs, each as cal culat
ed in accordance with SEC rules, and in comparison to certain metrics of the Company and our peer group.
The calculation of “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to
non-CEO
NEOs” is not reflective of how the Compensation Committee assesses executive officer compensation. Equity-based awards included in the below presentation are based on the grant date instead of the associated performance year. In addition, the values of equity awards may not reflect actual economic benefit that will be received due to uncertain market value and vesting schedules, among other factors
.
2024 Pay Versus Performance Table

Year (1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based On		Net Income ($)	Adjusted Revenue ($)
					MC Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)

2024	7,621,008	18,729,431	5,036,667	9,498,311	334	174	151,491	1,201,520

2023	7,878,846	22,107,303	5,859,692	10,710,298	244	133	(27,516)	860,085

2022	19,223,262	7,528,921	6,854,413	1,666,534	157	119	168,682	970,195

2021	14,358,959	24,392,175	9,707,758	14,853,476	243	133	422,978	1,557,997

2020	9,874,166	17,566,907	5,526,044	9,686,401	163	98	218,438	943,276

(1)
For fiscal years 2020, 2021 and 2022, the CEO was Kenneth Moelis and the
non-CEO
NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Elizabeth Crain, and Joseph Simon. For fiscal years 2023 and 2024, the CEO was Kenneth Moelis and the non-CEO
NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Katherine Pilcher Ciafone and Joseph Simon.

(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. In addition, all amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year (i) ($)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years (i) ($)	Add: Value of Equity Awards Granted and Vested During Year (i) ($)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year (i) ($)	Add: Dividends (i) ($)	Total (Compensation Actually Paid) ($)

2024	CEO	7,621,008	(7,160,263)	—	8,446,231	8,839,831	(123,353)	1,105,977	18,729,431
	Non-CEO NEOs	5,036,667	(3,365,253)	3,329,199	3,028,383	1,018,634	(41,219)	491,900	9,498,311

(i)
Our CEO and
non-CEO
NEOs receive a substantial portion of their annual variable incentive compensation in equity, which may consist of RSUs, Deferred LP Units, Restricted LP Units, and/or Performance Units. Each form of equity has its own set of restrictions and vesting conditions, which may result in fluctuations across the components of Compensation Actually Paid for the years identified. See “Executive Compensation—Moelis Annual Equity Awards” for further details.

(3)	The peer group TSR for the identified years consists of the S&P 500 Financials Index and is weighted by market capitalization.

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote	For fiscal years 2020, 2021 and 2022, the CEO was Kenneth Moelis and the
non-CEO
NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Elizabeth Crain, and Joseph Simon. For fiscal years 2023 and 2024, the CEO was Kenneth Moelis and the non-CEO
	NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Katherine Pilcher Ciafone and Joseph Simon.
Peer Group Issuers, Footnote	The peer group TSR for the identified years consists of the S&P 500 Financials Index and is weighted by market capitalization.
PEO Total Compensation Amount	$ 7,621,008	$ 7,878,846	$ 19,223,262	$ 14,358,959	$ 9,874,166
PEO Actually Paid Compensation Amount	$ 18,729,431	22,107,303	7,528,921	24,392,175	17,566,907
Adjustment To PEO Compensation, Footnote
(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. In addition, all amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year (i) ($)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years (i) ($)	Add: Value of Equity Awards Granted and Vested During Year (i) ($)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year (i) ($)	Add: Dividends (i) ($)	Total (Compensation Actually Paid) ($)

2024	CEO	7,621,008	(7,160,263)	—	8,446,231	8,839,831	(123,353)	1,105,977	18,729,431
	Non-CEO NEOs	5,036,667	(3,365,253)	3,329,199	3,028,383	1,018,634	(41,219)	491,900	9,498,311

Non-PEO NEO Average Total Compensation Amount	$ 5,036,667	5,859,692	6,854,413	9,707,758	5,526,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,498,311	10,710,298	1,666,534	14,853,476	9,686,401
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. In addition, all amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year (i) ($)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years (i) ($)	Add: Value of Equity Awards Granted and Vested During Year (i) ($)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year (i) ($)	Add: Dividends (i) ($)	Total (Compensation Actually Paid) ($)

2024	CEO	7,621,008	(7,160,263)	—	8,446,231	8,839,831	(123,353)	1,105,977	18,729,431
	Non-CEO NEOs	5,036,667	(3,365,253)	3,329,199	3,028,383	1,018,634	(41,219)	491,900	9,498,311

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
We are a human capital business. In order to align the interests of our executive officers with shareholders and incentivize retention, a significant amount of our NEO annual incentive compensation is comprised of equity grants that are vested/deferred over multiple years. As a result, our Compensation Actually Paid to our NEO’s, as calculated in accordance with Item 402(v) of SEC Regulation
S-K,
is significantly driven by movements in our share price that occur after our Compensation Committee’s grant of such equity.
In determining the current year awarded compensation, our Compensation Committee considers, among other factors, net income, but the mark to market of prior year equity grants is typically not taken into consideration. Any correlation between net income and Compensation Actually Paid is not by design. For fiscal years 2020, 2021, and 2022, the changes in Compensation Actually Paid directionally correlated with the changes in net income for each fiscal year end in the same period. For fiscal years 2023 and 2024, the changes in Compensation Actually Paid were directionally inversely correlated with the changes in net income.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Performance Measures
While the Committee takes into account each of the measures in our compensation framework in a holistic manner to evaluate executive compensation of Firm performance (without ascribing any specific weight to any single factor or metric), the below measures from the compensation framework have been selected as they represent those Firmwide financial performance measures that are assessed every year on an annual and multi-year basis.

Performance Measures

Adjusted Revenues

Adjusted Net Income

Operating Margin

TSR

Total Shareholder Return Amount	$ 334	244	157	243	163
Peer Group Total Shareholder Return Amount	174	133	119	133	98
Net Income (Loss)	$ 151,491	$ (27,516)	$ 168,682	$ 422,978	$ 218,438
Company Selected Measure Amount	1,201,520	860,085	970,195	1,557,997	943,276
PEO Name	Kenneth Moelis	Kenneth Moelis	Kenneth Moelis	Kenneth Moelis	Kenneth Moelis
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,160,263)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,446,231
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,839,831
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,353)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,105,977
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,365,253)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,329,199
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,028,383
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,018,634
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,219)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 491,900